Offsetting Financial Assets and Liabilities - Summary of Information about Impact of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Assets	£ 53,967	£ 53,687
Amounts offset, Assets	(18,292)	(12,205)
Net amounts reported on the balance sheet, Assets	35,675	41,482
Financial instruments, Assets	(15,127)	(19,530)
Financial collateral, Assets	(13,764)	(12,445)
Net amount, Assets	6,784	9,507
Assets not subject to enforceable netting arrangements, Assets	198,549	198,786
Balance sheet total, Assets	234,224	240,268
Gross amounts, Liabilities	63,461	47,393
Amounts offset, Liabilities	(18,292)	(12,205)
Net amounts reported on the balance sheet, Liabilities	45,169	35,188
Financial instruments, Liabilities	(15,127)	(19,530)
Financial collateral, Liabilities	(28,678)	(12,136)
Net amount, Liabilities	1,364	3,522
Assets not subject to enforceable netting arrangements, Liabilities	189,153	179,208
Balance sheet total, Liabilities	234,322	214,396
Derivative Financial Liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Liabilities	27,839	31,635
Amounts offset, Liabilities	(10,479)	(8,819)
Net amounts reported on the balance sheet, Liabilities	17,360	22,816
Financial instruments, Liabilities	(14,772)	(17,417)
Financial collateral, Liabilities	(1,951)	(2,565)
Net amount, Liabilities	637	2,834
Assets not subject to enforceable netting arrangements, Liabilities	253	287
Balance sheet total, Liabilities	17,613	23,103
Trading Liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Liabilities	31,858	10,693
Amounts offset, Liabilities	(6,354)	(1,895)
Net amounts reported on the balance sheet, Liabilities	25,504	8,798
Financial instruments, Liabilities	(355)	(2,113)
Financial collateral, Liabilities	(25,149)	(6,685)
Balance sheet total, Liabilities	25,504	8,798
Deposits by Banks and Customers [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Liabilities	1,578	2,886
Net amounts reported on the balance sheet, Liabilities	1,578	2,886
Financial collateral, Liabilities	(1,578)	(2,886)
Balance sheet total, Liabilities	1,578	2,886
Deposits by Customers and Banks [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Liabilities	2,186	2,179
Amounts offset, Liabilities	(1,459)	(1,491)
Net amounts reported on the balance sheet, Liabilities	727	688
Net amount, Liabilities	727	688
Assets not subject to enforceable netting arrangements, Liabilities	188,900	178,921
Balance sheet total, Liabilities	189,627	179,609
Derivative Financial Instruments [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Assets	30,155	34,125
Amounts offset, Assets	(10,479)	(8,819)
Net amounts reported on the balance sheet, Assets	19,676	25,306
Financial instruments, Assets	(14,772)	(17,417)
Financial collateral, Assets	(2,785)	(2,384)
Net amount, Assets	2,119	5,505
Assets not subject to enforceable netting arrangements, Assets	266	165
Balance sheet total, Assets	19,942	25,471
Trading Assets [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Assets	15,224	12,607
Amounts offset, Assets	(6,354)	(1,895)
Net amounts reported on the balance sheet, Assets	8,870	10,712
Financial instruments, Assets	(355)	(2,113)
Financial collateral, Assets	(8,515)	(8,599)
Balance sheet total, Assets	8,870	10,712
Loans and Advances to Banks [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Assets	2,464	1,462
Net amounts reported on the balance sheet, Assets	2,464	1,462
Financial collateral, Assets	(2,464)	(1,462)
Balance sheet total, Assets	2,464	1,462
Loans and Advances to Customers [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts, Assets	6,124	5,493
Amounts offset, Assets	(1,459)	(1,491)
Net amounts reported on the balance sheet, Assets	4,665	4,002
Net amount, Assets	4,665	4,002
Assets not subject to enforceable netting arrangements, Assets	198,283	198,621
Balance sheet total, Assets	£ 202,948	£ 202,623